Shareholder Report, Line Graph (Details) B003029_Direxion Daily AVGO Bull 2X Shares_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 10, 2024	Oct. 31, 2025
Direxion Daily AVGO Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily AVGO Bull 2X Shares NAV
Accumulated Value	$ 10,000	$ 25,961
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 11,970
Broadcom Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Broadcom Inc.
Accumulated Value	$ 10,000	$ 19,878